Note 15 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
15.	EARNINGS (LOSS) PER SHARE

The income and weighted average number of common shares used in the calculation of basic and diluted income (loss) per share for the years ended
December 31, 2018,
2017,
and
2016
were as follows:

	201 8	2017	2016
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	35,529,192	33,987,383
Adjustments for calculation of diluted earnings per share:
Options	-	-	814,609
Warrants	-	-	149,701
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	35,529,192	35,529,192	34,951,693
Basic earnings (loss) per share	$0.00	$(0.18)	$0.00
Diluted earnings (loss) per share	$0.00	$(0.18)	$0.00